Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

In January 2015, we changed the time-off policy for U.S. employees. Under the new policy, salaried employees no longer accrue paid time off and a one-time payment of $2.4 million was made in January 2015 to U.S. salaried employees for the amount accrued as of such date.